Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 13. Accrued expenses and other payables

Accrued expenses consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Accrued payroll and related expenses	$213,860	$135,599
Other payables	133,738	55,046
Total accrued expenses and other payables	$347,598	$190,645

Other payables mainly consist of non-trade payables to third parties and VAT payable.